Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities	$ 328,522	$ 325,865
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	328,422	325,604
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	100	261
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	326,115	322,842
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	326,115	322,842
Non Investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	2,375	3,006
Non Investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	2,307	2,762
Non Investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	68	244
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	32	17
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 32	$ 17